As filed with the Securities and Exchange Commission on October 30, 1996.

                                                                       File Nos.
                                                                        33-88924
                                                                        811-8962
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.

   Post-Effective Amendment No. 2                             (X)

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.  4                                           (X)

                       FRANKLIN TEMPLETON MONEY FUND TRUST
               (Exact Name of Registrant as Specified in Charter)

             777 MARINERS ISLAND BLVD., SAN MATEO, CALIFORNIA 94404
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code (415) 312- 2000

         HARMON E. BURNS, 777 MARINERS ISLAND BLVD. SAN MATEO, CA. 94404
               (Name and Address of Agent for Service of Process)

 It is proposed that this filing will become effective (check appropriate box)

[ ]immediately upon filing pursuant to paragraph (b)
[X]on November 1, 1996 pursuant to paragraph (b)
[ ]60 days after filing pursuant to paragraph (a)(i)
[ ]on (date) pursuant to paragraph (a)(i)
[ ]75 days after filing pursuant to paragraph (a)(ii)
[ ]on (date), pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[ ]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Money Market Portfolios (the master fund) has executed this registration statement.

DECLARATION PURSUANT TO RULE 24F-2. The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24(f)(2) under the Investment Company Act of 1940. The Rule 24f-2 Notice for the issuer's most recent fiscal year was filed on August 29, 1996



                        FRANKLIN TEMPLETON MONEY FUND II
                       Franklin Templeton Money Fund Trust
                              CROSS REFERENCE SHEET

                                    FORM N-1A

                 PART A: INFORMATION REQUIRED IN THE PROSPECTUS

 N-1A                                             Location in
 ITEM NO.       ITEM                              REGISTRATION STATEMENT

 1.             Cover Page                        Cover Page

 2.             Synopsis                          "Expense Summary"

 3.             Condensed Financial               "Financial Highlights"; "How
                Information                       does the Fund Measure
                                                  Performance?"

 4.             General Description of            "How is the Trust Organized?";
                Registrant                        "How does the Fund Invest its
                                                  Assets?"; "What are the Fund's
                                                  Potential Risks?"

 5.             Management of the Fund            "Who Manages the Fund?"

 5A.            Management's Discussion of        Contained in Registrant's
                Fund Performance                  Annual Report to Shareholders

 6.             Capital Stock and Other           "How is the Trust Organized?";
                Securities                        "Services to Help You Manage
                                                  Your Account"; "What
                                                  Distributions Might I Receive
                                                  from the Fund?"; "How Taxation
                                                  Affects You and the Fund"

 7.             Purchase of Securities            "How Do I Buy Shares?"; "May I
                Being Offered                     Exchange Shares for Shares of
                                                  Another Fund?"; "Transaction
                                                  Procedures and Special
                                                  Requirements"; "Services to
                                                  Help You Manage Your Account";
                                                  "Useful Terms and Definitions"

 8.             Redemption or Repurchase          "May I Exchange Shares for
                                                  Shares of Another Fund?"; "How
                                                  Do I Sell Shares?";
                                                  "Transaction Procedures and
                                                  Special Requirements";
                                                  "Services to Help You Manage
                                                  Your Account"

 9.             Pending Legal Proceedings         Not Applicable




                        FRANKLIN TEMPLETON MONEY FUND II
                       Franklin Templeton Money Fund Trust
                              CROSS REFERENCE SHEET

                                    FORM N-1A

                       Part B: Information Required in the
                       STATEMENT OF ADDITIONAL INFORMATION

 N-1A                                             Location in
 ITEM NO.       ITEM                              REGISTRATION STATEMENT

 10.            Cover Page                        Cover Page

 11.            Table of Contents                 Contents

 12.            General Information and           Not Applicable
                History

 13.            Investment Objective              "How does the Fund Invest its
                                                  Assets?"; "Investment
                                                  Restrictions"

 14.            Management of the Fund            "Officers and Trustees";
                                                  "Investment Advisory and Other
                                                  Services"

 15.            Control Persons and Principal     "Officers and Trustees";
                Holders of Securities             "Investment Advisory and Other
                                                  Services"; "Miscellaneous
                                                  Information"

 16.            Investment Advisory and Other     "Investment Advisory and Other
                Services                          Services"; "The Fund's
                                                  Underwriter"

 17.            Brokerage Allocation and Other    "How does the Portfolio Buy
                Practices                         Securities for its Portfolio?"

 18.            Capital Stock and Other           See Prospectus "How is the
                Securities                        Trust Organized?"

 19.            Purchase, Redemption and          "How Do I Buy, Sell and
                Pricing of Securities Being       Exchange Shares?"; "How are
                Offered                           Fund Shares Valued?";
                                                  "Financial Statements"

 20.            Tax Status                        "Additional Information on
                                                  Distributions and Taxes"

 21.            Underwriters                      "The Fund's Underwriter"

 22.            Calculation of Performance        "How does the Fund Measure
                Data                              Performance?"

 23.            Financial Statements              "Financial Statements"






Prospectus

Franklin Templeton Money Fund II

November 1, 1996

Franklin Templeton Money Fund Trust

Investment Strategy
INCOME

This prospectus describes the Franklin Templeton Money Fund II (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.

The Fund's SAI, dated November 1, 1996, as may be amended from time to time, includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Fund at the address shown.

An investment in the Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain a stable Net Asset Value of $1.00.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Shares of the Fund involve investment risks, including the possible loss of principal.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Unlike most funds that invest directly in securities, the Fund seeks to achieve its investment objective by investing all of its assets in shares of The Money Market Portfolio (the "Portfolio"). The Portfolio is a series of The Money Market Portfolios ("Money Market"). Its investment objective is the same as the Fund's.

This prospectus is not an offering of the securities herein described in any state in which the offering is not authorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus. Further information may be obtained from Distributors.

The Portfolio may invest in both domestic and foreign securities.

The Fund is intended to be made available as a short-term or cash management investment option for investors in Class II shares of other funds in the Franklin Templeton Group. The distribution structure of the Fund and other Funds offering Class II shares is similar and complementary in several respects, including provisions regarding Contingent Deferred Sales Charges and Rule 12b-1 fees.


Franklin
Templeton
Money Fund II

November 1, 1996

When reading this prospectus, you
will see terms that are capitalized.
This means the term is explained in
our glossary section.


Table of Contents

About the Fund

Expense Summary.....................        2

Financial Highlights................        3

How does the Fund Invest its Assets?        4

What are the Fund's Potential Risks?        10

Who Administers the Fund?...........        11

How does the Fund Measure Performance?      12

How is the Trust Organized?.........        13

How Taxation Affects You and the Fund       13

About Your Account

How Do I Buy Shares?................        14

May I Exchange Shares for Shares
 of Another Fund?...................        15

How Do I Sell Shares?...............        17

What Distributions Might I Receive
 from the Fund?.....................        19

Transaction Procedures and
 Special Requirements...............        20

Services to Help You Manage
 Your Account.......................        24

Glossary

Useful Terms and Definitions........        26


777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777
1-800/DIAL BEN


About the Fund

Expense Summary

This table is designed to help you understand the costs of investing in the Fund. It is based on the Fund's historical expenses, including its proportionate share of the Portfolio's expenses, for the fiscal year ended June 30, 1996. Your actual expenses may vary.

A. Shareholder Transaction Expenses+

   Exchange Fee (per transaction)                        $5.00*

   Deferred Sales Charge++                                1.00%

B. Annual Fund Operating Expenses
   (as a percentage of average net assets)

   Management and Administration Fees                     0.61%**

   Rule 12b-1 Fees                                        0.15%***

   Other Expenses of the Fund and the Portfolio           1.91%
                                                         ---------
   Total Fund Operating Expenses                          2.67%**
                                                         =========
C. Example

The following example assumes the Fund's total return is 5% and its operating expenses are as described above. For each $1,000 investment, you would pay the following projected expenses if you sold your shares after the number of years shown.

  1 Year  3 Years  5 Years 10 Years
-------------------------------------
   $37      $83     $141     $300

For the same investment, you would pay projected expenses of $27 if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.

This is just an example. It does not represent past or future expenses or returns. Actual expenses and returns may be more or less than those shown. The Fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

++Shares redeemed within the Contingency Period are subject to a 1.00% Contingent Deferred Sales Charge. See "How Do I Sell Shares?- Contingent Deferred Sales Charge" for more information.

*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.

** The management fees of the Portfolio and administration fees of the Fund were 0.15% and 0.46%, respectively. Advisers has agreed in advance, however, to limit its management and administration fees and make certain payments to reduce the Fund's and Portfolio's expenses so their total operating expenses are not more than if the Fund were to invest directly in the securities held by the Portfolio. With this reduction, management and administration fees were 0.14%. Total operating expenses were 1.40%.

***These fees may not exceed 0.65%. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.

The Board considered whether the total fees and expenses of the Fund and the Portfolio would be more or less than if the Fund invested directly in the types of securities held by the Portfolio. By investing all of its assets in shares of the Portfolio, the Fund and other investment companies and institutional investors are able to pool their assets. This may result in a variety of operating economies. Accordingly, the Board concluded that the total expenses of the Fund and the Portfolio were expected to be lower than if the Fund invested directly in various types of money market instruments. Of course, there is no guarantee that asset growth and lower expenses will be achieved. Advisers, however, has agreed in advance to limit expenses so that they will not be higher than if the Fund invested directly in the types of securities held by the Portfolio. For more information on the fees and expenses of the Fund and the Portfolio, please see "Who Administers the Fund?"

Financial Highlights

This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report covering the following information appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1996. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.

                                              Year ended       Year ended
                                             June 30, 1996   June 30, 1995+
---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE

Net Asset Value at beginning of period           $1.00           $1.00
Net investment income                             0.039           0.007
Distributions from net investment income         (0.039)         (0.007)
Net Asset Value at end of period                 $1.00           $1.00
Total Return*                                     3.96%           0.73%

RATIOS/SUPPLEMENTAL DATA

Net assets at end of period (in 000's)           $4,510          $ 152
Ratio of expenses to average net assets1,2        1.40%           1.83%**
Ratio of expenses to average net assets
 (before fee waiver)1,2                           2.67%           1.84%**
Ratio of net investment income to
 average net assets                               4.00%           4.42%**

+For the two month period May 1, 1995 (the Fund's commencement date) to June 30, 1995

*Total Return measures the change in value of an investment over the periods indicated. It is not annualized. It does not include the Contingent Deferred Sales Charge, and assumes reinvestment of dividends and capital gains, at Net Asset Value.

**Annualized

1Includes the Fund's share of the Portfolio's allocated expenses.

2Advisers agreed to limit its management fees incurred by the Portfolio during the periods indicated, and a portion of its administration fees incurred by the Fund for the year ended June 30, 1996.

How does the Fund Invest its Assets?

The Fund is a mutual fund that is commonly known as a "money market fund." The Fund attempts to maintain a share value of $1, but there is no guarantee that this can be accomplished.

The Fund's Investment Objective

The Fund's investment objective is to obtain as high a level of current income (in the context of the type of investments available to the Fund) as is consistent with capital preservation and liquidity. The Fund seeks to achieve its objective by investing all of its assets in the Portfolio. The investment objective of the Portfolio is the same as the Fund's. The investment policies of the Fund are also substantially similar to the Portfolio's except, in all cases, the Fund may pursue its policies by investing in an open-end management investment company with the same investment objective and substantially similar policies and restrictions as the Fund. Any additional exceptions are noted below.

The Fund also attempts to maintain a stable Net Asset Value of $1.00 per share, although there is no assurance that this will be achieved.

The Fund acquires shares of the Portfolio at Net Asset Value. An investment in the Fund is an indirect investment in the Portfolio. The investment objective of both the Fund and the Portfolio is fundamental and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objective will be achieved.

The Fund's Master/Feeder Fund Structure

An investment in the Fund may be subject to certain risks due to the Fund's structure. These risks include the potential that if other future shareholders in the Portfolio sell their shares, the Fund's expenses may increase or the economies of scale that have been achieved as a result of the structure may be diminished. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could also have effective voting control over the operation of the Portfolio. Furthermore, if shareholders of the Fund do not approve a proposed future change in the Fund's objective or fundamental policies, which has been approved for the Portfolio, the Fund may be forced to withdraw its investment from the Portfolio and seek another investment company with the same objective and policies.

If the Board considers it to be in the best interest of the Fund, the Fund may withdraw its investment in the Portfolio at any time. In that event, the Board would consider what action to take, including the investment of all of the assets of the Fund in another pooled investment entity with the same investment objective and substantially similar policies as the Fund or the hiring of an investment advisor to manage the Fund's investments. Either circumstance may cause an increase in Fund expenses.

The Fund's structure is a relatively new format that often results in certain operational and other complexities. The Franklin organization was one of the first mutual fund complexes in the country to implement this structure, and the Board does not believe the additional complexities outweigh the potential benefits to be gained by shareholders.

The Fund's investment of all of its assets in the Portfolio was previously approved by shareholders of the Fund. Whenever the Fund, as an investor in the Portfolio, is asked to vote on a matter relating to the Portfolio, the Fund will hold a meeting of Fund shareholders and will cast its votes in the same proportion as the Fund's shareholders have voted.

The Franklin Funds have three other funds that invest in the Portfolio, two are designed for institutional investors only and one, the Franklin Money Fund, is available only to Class I shareholders in the Franklin Templeton Funds. In the future, other funds may be created that may likewise invest in the Portfolio or existing funds may be restructured so that they may invest in the Portfolio. If requested, we will forward additional information to you about other funds through which you may invest in the Portfolio. If you would like to receive this information, please call Fund Information.

The Portfolio is a diversified series of Money Market, an open-end management investment company. Money Market was organized as a Delaware business trust on June 16, 1992, and is registered with the SEC under the 1940 Act. Money Market currently issues shares in two separate series. In the future, additional series may be added by the Board of Trustees of Money Market.

For information on the Fund's administrator and its expenses, please see "Who Administers the Fund?"

What Investments does the Portfolio Make?

The Portfolio follows certain procedures required by federal securities laws with respect to the quality, maturity and diversification of its investments and thus only invests in Eligible Securities. These procedures are designed to help maintain a stable $1.00 share price. The Portfolio maintains a dollar weighted average maturity of the securities in its portfolio of 90 days or less.

The Portfolio will not invest more than 5% of its total assets in Eligible Securities of a single issuer, other than U.S. government securities, rated in the highest category by the requisite number of rating agencies, except that the Portfolio may exceed that limit as permitted by Rule 2a-7 for a period of up to three business days; and the Portfolio will not invest (a) the greater of 1% of the Portfolio's total assets or $1 million in Eligible Securities issued by a single issuer rated in the second highest category and (b) more than 5% of its total assets in Eligible Securities of all issuers rated in the second highest category. These procedures are a fundamental policy of the Portfolio and the Fund, except to the extent that the Fund invests all of its assets in another registered investment company with a substantially similar investment objective and policies as the Fund. Please see the SAI for a description of ratings.

U.S. Government Securities. The Portfolio may invest in U.S. government securities, which consist of marketable fixed, floating and variable rate securities issued or guaranteed by the U.S. government, its agencies, or by various instrumentalities that have been established or sponsored by the U.S. government ("U.S. government securities"). Certain of these obligations, including U.S. Treasury bills, notes and bonds and securities of the Government National Mortgage Association (popularly called "GNMAs" or "Ginnie Maes") and the Federal Housing Administration, are issued or guaranteed by the U.S. government or carry a guarantee that is supported by the full faith and credit of the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises and are not direct obligations of the U.S. government, but involve sponsorship or guarantees by government agencies or enterprises. These obligations include securities supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Bank, and securities supported by the credit of the instrumentality, such as Federal National Mortgage Association ("FNMA") bonds.

Bank Obligations. The Portfolio may invest in bank obligations or instruments secured by bank obligations. These instruments include fixed, floating or variable rate certificates of deposit, letters of credit, time deposits and bankers' acceptances issued by banks and savings institutions with assets of at least one billion dollars. Bank obligations may be obligations of U.S. banks, foreign branches of U.S. banks (referred to as "Eurodollar Investments"), U.S. branches of foreign banks (referred to as "Yankee Dollar Investments") and foreign branches of foreign banks ("Foreign Bank Investments"). When investing in a bank obligation issued by a branch, the parent bank must have assets of at least five billion dollars. The Portfolio may invest only up to 25% of its assets in obligations of foreign branches of U.S. or foreign banks. The Portfolio may, however, invest more than 25% of its assets in certain domestic bank obligations. Investments in obligations of U.S. branches of foreign banks, which are considered domestic banks, may only be made if such branches have a federal or state charter to do business in the U.S. and are subject to U.S. regulatory authorities. See "What are the Fund's Potential Risks?" for more information regarding these investments.

Time deposits are non-negotiable deposits maintained in a foreign branch of a U.S. or foreign banking institution for a specified period of time at a stated interest rate. The Portfolio may not invest more than 10% of its assets in time deposits with maturities in excess of seven calendar days.

Commercial Paper. The Portfolio may also invest in commercial paper of domestic or foreign issuers. Commercial paper obligations may include variable amount master demand notes that are obligations that permit the investment of fluctuating amounts by the Portfolio at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Portfolio may increase the amount provided by the note agreement, or decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The borrower is often a large industrial or finance company that also issues commercial paper. Typically, these notes provide that the interest rate is set daily by the borrower; the rate is usually the same or similar to the interest on other commercial paper being issued by the borrower. Because variable amount master demand notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that these instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value plus accrued interest at any time. Accordingly, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, Advisers will consider earning power, cash flow and other liquidity ratios of the issuer. The Portfolio, which has no specific limits on aggregate investments in master demand notes, will invest in notes of only U.S. issuers that are Eligible Securities. Corporate Obligations. The corporate obligations that the Portfolio may buy are fixed, floating and variable rate bonds, debentures or notes that are considered by the Portfolio to be Eligible Securities. These obligations must mature in 397 calendar days or less. Generally speaking, the higher an instrument is rated, the greater its safety and the lower its yield.

Municipal Securities. The Portfolio may invest up to 10% of its assets in taxable municipal securities, issued by or on behalf of states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies, and instrumentalities, the interest on which is not exempt from federal income tax. Generally, municipal securities are used to raise money for various public purposes such as constructing public facilities and making loans to public institutions. Taxable municipal bonds are generally issued to provide funding for privately operated facilities.

Other Investment Policies of the Portfolio

Depending on its view of market conditions and cash requirements, the Portfolio may or may not hold securities purchased until maturity. The yield on certain instruments held by the Portfolio may decline if sold prior to maturity.

Whenever Advisers believes market conditions are such that yields could be increased by actively trading the portfolio securities to take advantage of short-term market variations, the Portfolio may do so without restriction or limitation. The Portfolio may not invest in securities other than the types of securities listed above and is subject to other specific investment restrictions, some of which may be changed only with approval of a majority of the Portfolio's outstanding voting securities. For more information on these restrictions please see the SAI.

The Portfolio may not invest more than 5% of its total assets in the securities of companies (including predecessors) which have been in continuous operation for less than three years, nor invest more than 25% of its total assets in any particular industry, except to the extent that all or substantially all of the assets may be invested in another registered investment company having substantially similar investment objectives and policies as the Fund. The Portfolio may, however, invest more than 25% of its assets in certain domestic bank obligations. The foregoing limitations do not apply to U.S. government securities and federal agency obligations, or to repurchase agreements fully collateralized by these government securities or obligations, although certain tax diversification requirements apply to investments in repurchase agreements and other securities that are not treated as U.S. government obligations under the Code.

Because the Portfolio limits its investments to high quality securities, its portfolio will generally earn lower yields than if the Portfolio purchased securities with a lower rating and correspondingly greater risk and the yield to shareholders in the Portfolio, and thus the Fund, is accordingly likely to be lower.

When-Issued and Delayed Delivery Transactions. The Portfolio may also buy and sell securities on a "when-issued" and "delayed delivery" basis. The price is subject to market fluctuation and the value at delivery may be more or less than the purchase price. When the Portfolio is the buyer in such a transaction, it will maintain, in a segregated account with its custodian bank, cash or high-grade marketable securities having an aggregate value equal to the amount of the purchase commitments until payment is made. To the extent the Portfolio engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring securities for its portfolio consistent with its investment objective and policies and not for the purpose of investment leverage.

Repurchase Agreements. The Portfolio may engage in repurchase transactions, in which the Portfolio buys a U.S. government security subject to resale to a bank or dealer at an agreed-upon price and date. The transaction requires the collateralization of the seller's obligation by the transfer of securities with an initial market value, including accrued interest, equal to at least 102% of the dollar amount invested by the Portfolio in each agreement, with the value of the underlying security marked-to-market daily to maintain coverage of at least 100%. A default by the seller might cause the Portfolio to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Portfolio might also incur disposition costs in liquidating the collateral. The Portfolio, however, intends to enter into repurchase agreements only with financial institutions such as broker-dealers and banks which are deemed creditworthy by Advisers. A repurchase agreement is deemed to be a loan by the Portfolio under the 1940 Act. The U.S. government security subject to resale (the collateral) will be held on behalf of the Portfolio by a custodian bank approved by the Portfolio's Board of Trustees and will be held pursuant to a written agreement.

Loans of Portfolio Securities. Consistent with procedures approved by the Board of Trustees of Money Market and subject to the following conditions, the Portfolio may lend its portfolio securities to qualified securities dealers or other institutional investors, provided that such loans do not exceed 25% of the value of the Portfolio's total assets at the time of the most recent loan. The borrower must deposit with the Portfolio's custodian bank collateral with an initial market value of at least 102% of the initial market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain such collateral coverage of at least 100%. Such collateral shall consist of cash, securities issued by the U.S. government, its agencies or instrumentalities, or irrevocable letters of credit. The lending of securities is a common practice in the securities industry. The Portfolio may engage in security loan arrangements with the primary objective of increasing the Portfolio's income either through investing the cash collateral in short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Portfolio continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.

Illiquid Investments. The Portfolio may not invest more than 10% of its net assets, at the time of purchase, in securities subject to legal or contractual restrictions on resale, securities which are not readily marketable, or enter into repurchase agreements or master demand notes with more than seven days to maturity. These securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Portfolio has valued them.

Borrowing. The Portfolio may borrow from banks for temporary or emergency purposes only and pledge its assets for such loans in amounts up to 5% of the Portfolio's total assets. No new investments will be made by the Portfolio while any outstanding loans exceed 5% of its total assets.

Percentage Restrictions. If a percentage restriction noted above is adhered to at the time of investment, a later increase or decrease in the percentage resulting from a change in value of portfolio securities or the amount of net assets will not be considered a violation of any of the foregoing policies.

Other Policies and Restrictions. The Fund and the Portfolio have a number of additional investment restrictions that limit their activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's and the Portfolio's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

What are the Fund's Potential Risks?

Foreign Securities Risk. Any of the Portfolio's Eurodollar Investments, Yankee Dollar Investments, Foreign Bank Investments or investments in commercial paper of foreign issuers will involve risks that are different from investments in obligations of domestic entities. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities the Portfolio holds. In addition, there may be less publicly available information regarding such foreign banks or foreign issuers of commercial paper.

When-Issued and Delayed Delivery Transaction Risk. These transactions are subject to market fluctuation and the value at delivery may be more or less than the purchase price. In when-issued and delayed delivery transactions, the Portfolio relies on the seller to complete the transaction. The seller's failure to complete the transaction may cause the Portfolio to miss a price or yield considered to be advantageous. Securities bought on a when-issued or delayed delivery basis do not generally earn interest until their scheduled delivery date.

Credit and Market Risk. Credit risk is a function of the ability of an issuer of a security to make timely interest payments and to pay the principal of a security upon maturity. It is generally reflected in a security's underlying credit rating and its stated interest rate (normally, the coupon rate). A change in the credit risk associated with a security may cause a corresponding change in the security's price. Market risk is the risk of price fluctuation of a security caused by changes in general economic and interest rate conditions generally affecting the market as a whole. A security's maturity length also affects its price. Generally, when interest rates rise the value of a security will fall, and vice versa. The short duration of the Eligible Securities in which the Fund invests generally reduces this price fluctuation.

Who Administers the Fund?

The Board. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations.

The Board, with approval of all disinterested and interested Board members, has adopted written procedures designed to deal with potential conflicts of interest that may arise from the Fund and Money Market having substantially the same boards. These procedures call for an annual review of the Fund's relationship with the Portfolio. If a conflict exists, the boards may take action, which may include the establishment of a new board. The Board has determined that there are no conflicts of interest at the present time. For more information, please see "Summary of Procedures To Monitor Conflicts of Interest" and "Officers and Trustees" in the SAI.

Investment Manager and Administrator. Advisers is the investment manager of the Portfolio and other funds with aggregate assets of over $82 billion. Advisers is also the administrator of the Fund. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

Services Provided by Advisers. Advisers manages the Portfolio's assets and makes its investment decisions. Advisers also provides certain administrative services and facilities for the Fund and performs similar services for other funds. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

Management Fees. You will bear a portion of the Portfolio's operating expenses, including its management fees, to the extent that the Fund, as a shareholder of the Portfolio, bears these expenses. The portion of the Portfolio's expenses borne by the Fund depends on the net assets of other shareholders of the Portfolio, if any.

During the fiscal year ended June 30, 1996, the Fund's proportionate share of the Portfolio's management fees and the Fund's administration fees, before any advance waiver, totaled 0.46% and 0.15%, respectively, of the average daily net assets of the Fund. Total operating expenses, including fees paid to Advisers before any advance waiver, totaled 2.67%. Under an agreement by Advisers to limit its fees and to make certain payments to reduce expenses so that the Fund's and the Portfolio's total operating expenses are not more than if the Fund invested directly in the securities held by the Portfolio, the Fund paid no administration fees and paid a proportionate share of the Portfolio's management fees totaling 0.14%. Total expenses of the Fund, including expenses of the Portfolio, were 1.40%. Advisers may end this arrangement at any time upon notice to the Board.

Portfolio Transactions. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares when selecting a broker or dealer. Please see "How does the Fund Buy Securities for its Portfolio?" in the SAI for more information.

The Rule 12b-1 Plan

The Fund has a distribution plan or "Rule 12b-1 Plan" under which it may pay or reimburse Distributors or others for activities primarily intended to sell shares of the class. Covered expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates, printing prospectuses and reports used for sales purposes, preparing and distributing sales literature and advertisements, and a prorated portion of Distributors' overhead expenses.

Under the plan, the Fund may pay Distributors up to 0.50% per year of the Fund's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain expenses of the Fund. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class II shares which are exchanged for shares of the Fund, Distributors may keep this portion of the Rule 12b-1 fees associated with the purchase.

The Fund may also pay a servicing fee of up to 0.15% per year of the Fund's average daily net assets under the plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the Fund on behalf of customers, and similar servicing and account maintenance activities.

The Rule 12b-1 fees charged to the Fund are based only on the fees attributable to that particular class. For more information, please see "The Fund's Underwriter" in the SAI.

How does the Fund Measure Performance?

From time to time, the Fund advertises its performance. The more commonly used measures of performance are current and effective yield.

Current yield shows the income per share earned by the Fund. When the yield is calculated assuming that income earned is reinvested, it is called an effective yield.

The Fund's investment results will vary. Performance figures are always based on past performance and do not indicate future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

How is the Trust Organized?

The Fund is a no-load, diversified, series of the Franklin Templeton Money Fund Trust (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Delaware business trust on January 30, 1995, and is registered with the SEC under the 1940 Act. Each share of the Fund has one vote. All shares have equal voting, participation and liquidation rights. Shares of the series of the Trust have equal and exclusive rights to dividends and distributions declared by that series and the net assets of the series in the event of liquidation or dissolution. In the future, additional series may be offered.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. It may hold a special meeting of a series, however, for matters requiring shareholder approval under the 1940 Act. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. The 1940 Act requires that we help you communicate with other shareholders in connection with removing members of the Board.

How Taxation Affects You and the Fund

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will not be liable for federal income or excise taxes.

For federal income tax purposes, any income dividends which you receive from the Fund, as well as any distributions derived from the excess of net short-term capital gain over net long-term capital loss, are treated as ordinary income whether you have elected to receive them in cash or in additional shares.

The Fund will inform you of the source of your dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes of such dividends and distributions.

You should consult your tax advisor with respect to the applicability of state and local intangible property or income taxes to your shares in the Fund and to distributions and redemption proceeds received from the Fund.

If you are not a U.S. person for purposes of federal income taxation, you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes to distributions received by you from the Fund and the application of foreign tax laws to these distributions.

About Your Account

How Do I Buy Shares?

Opening Your Account

Shares of the Fund may not be purchased directly from the Fund or Distributors. Shares may be acquired only in exchange for Class II shares of other funds that are members of the Franklin Templeton Funds sold subject to a Contingent Deferred Sales Charge. Please see "May I Exchange Shares for Shares of Another Fund?" for more information. Shares may also be acquired as result of the reinvestment of income dividends and capital gains distributions in shares of the Fund. All shares of the Fund are acquired at the Net Asset Value next determined after receipt of an exchange request in proper form and are subject to a 1.00% Contingent Deferred Sales Charge if they are redeemed within the Contingency Period of the Class II shares which were exchanged for shares of the Fund. See "How Do I Sell Shares? - Contingent Deferred Sales Charge."

                          Minimum
                        Investments*
------------------------------------
To Open Your Account       $100

To Add to Your Account     $ 25

*We may refuse any order to buy shares.

If the Fund receives your exchange order in proper form before 3:00 p.m. Pacific time, it will be credited to your account that day. Orders received after 3:00 p.m. will be credited the following business day.

If you are a municipal investor, you should consult with expert counsel to determine the effect, if any, of payments by the Fund on arbitrage rate calculations if you are considering investing proceeds of bond offerings, and whether and to what extent shares of the Fund are legal investments for you.

No drafts (checks) may be written on Fund accounts. No other money market funds are available for Class II shareholders for exchange purposes. No share certificates will be issued.

Securities laws of states in which the Fund's shares are offered for sale may differ from the interpretations of federal law, and banks and financial institutions selling Fund shares may be required to register as dealers pursuant to state law.

If transactions in Fund shares with the assistance of certain banks were deemed to be an impermissible activity for such bank under the Glass-Steagall Act, or other federal laws, such activities would likely be discontinued by such bank. Investors utilizing such bank assistance would then be able to seek other avenues to invest in Fund shares, such as Securities Dealers registered with the SEC or from the Fund directly.

May I Exchange Shares for Shares of Another Fund?

We offer a wide variety of funds. The shares of most of these funds are offered to the public with a sales charge. If you would like, you can move your investment from your Fund account to an existing or new account in Class II shares of another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums.

Method               Steps to Follow
--------------------------------------------------------------------------------
By Mail              Send us written instructions signed by all account owners

By Phone             Call Shareholder Services or TeleFACTS(R)

                     - If you do not want the ability to exchange by phone to
                       apply to your account, please let us know.
--------------------------------------------------------------------------------
Through Your Dealer  Call your investment representative
--------------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

Exchange Restrictions

Please be aware that the following restrictions apply to exchanges:

o    You may only exchange shares within the same class except as noted below.

o The accounts must be identically registered. You may exchange shares from a Fund account requiring two or more signatures into another identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account(s). Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact our Retirement Plans Department for information on exchanges within these plans.

o    The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

o Your exchange may be restricted or refused if you: (i) request an exchange out of the Fund within two weeks of an earlier exchange request, (ii) exchange shares out of the Fund more than twice in a calendar quarter, or
     (iii) exchange shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you exchange shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt Fund performance and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

Limited Class II Exchanges

If retirement plan assets are only temporarily invested in the Fund pending final allocation or investment instructions involving Class II shares, Fund shares may be exchanged for Class II shares of another Franklin Templeton Fund. The time the shares are held in the Fund will not count, however, towards the Contingency Period for purposes of the Contingent Deferred Sales Charge on Class II shares. This privilege is not available to retirement plan assets that were previously subject to a sales charge in another Franklin Templeton Fund.

How Do I Sell Shares?

You may sell (redeem) your shares at any time.

Method              Steps to Follow
--------------------------------------------------------------------------------
By Mail             1. Send us written instructions signed by all account owners

                    2. Provide a signature guarantee if required

                    3. Corporate, partnership and trust accounts may need to
                       send additional documents. Accounts under court jurisdiction may have additional requirements.
--------------------------------------------------------------------------------
By Wire             1. Complete the "Wire Redemption Privilege" section of
                       the shareholder application and send it to us.
(Only available
for requests over   2. Call Shareholder Services
$1,000)
                    3. If we receive your request in proper form before
                       3:00 p.m. Pacific time, your wire payment will
                       be sent the next business day. You may have redemption proceeds wired to an escrow account the same day, if we receive your request in proper form before 9:00 a.m. Pacific time.
--------------------------------------------------------------------------------
By Phone             Call Shareholder Services

(For requests over   Telephone requests will be accepted:
$1,000, this option
is only available    o If the request is $50,000 or less. Institutional accounts
if you have            may exceed $50,000 by completing a separate agreement.
completed and sent     Call Institutional Services to receive a copy.
to us the telephone
redemption agreement o Unless you are selling shares in a Trust Company
included with this     retirement plan account
prospectus)
                     o Unless the address on your account was changed by phone
                       within the last 30 days
--------------------------------------------------------------------------------
Through Your Dealer  Call your investment representative
--------------------------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. If you sell your shares by phone, the check may only be made payable to all registered owners on the account and sent to the address of record. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, however, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you just purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

Trust Company Retirement Plan Accounts

To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 59 1/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call our Retirement Plans Department.

Contingent Deferred Sales Charge

For any Class II purchase, a Contingent Deferred Sales Charge may apply if you sell the shares within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

We will first redeem shares not subject to the charge in the following order:

1) A calculated number of shares equal to the capital appreciation on shares held less than the Contingency Period,

2) Shares purchased with reinvested dividends and capital gain distributions, and

3) Shares held longer than the Contingency Period.

We then redeem shares subject to the charge in the order they were purchased.

Unless otherwise specified, when you request to sell a stated dollar amount, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated number of shares, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

Waivers. We waive the Contingent Deferred Sales Charge for:

o    Exchanges

o    Account fees

o    Sales of shares purchased pursuant to a sales charge waiver

o Redemptions by the Fund when an account falls below the minimum required account size

o    Redemptions following the death of the shareholder or beneficial owner

o    Redemptions through a systematic  withdrawal plan set up before February 1,
     1995

o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% a month of an account's Net Asset Value (3% quarterly, 6% semiannually or 12% annually). Likewise, if you maintain an annual balance of $10,000 in Class II shares, $1,200 may be withdrawn annually free of charge.

o Distributions from individual retirement plan accounts due to death or disability or upon periodic distributions based on life expectancy

o    Tax-free returns of excess contributions from employee benefit plans

o    Distributions   from  employee  benefit  plans,   including  those  due  to
     termination or plan transfer

What Distributions Might I Receive from the Fund?

The Fund declares dividends each day that its Net Asset Value is calculated and pays them to shareholders of record as of the close of business the day before. The daily allocation of net investment income begins on the day after we receive your money or settlement of a wire order trade and continues to accrue through the day we receive your request to sell your shares or the settlement of a wire order trade.

Dividend payments may vary from day to day and may be omitted on some days, depending on changes in the Fund's net investment income. The Fund does not pay "interest" or guarantee any amount of dividends or return on an investment in its shares.

Dividend Options

Dividends will automatically be reinvested each day in the form of additional shares of the Fund at the Net Asset Value per share at the close of business.

If you complete the "Special Payment Instructions for Dividends" section of the Franklin Templeton Money Fund II Revision Form included with this prospectus, you may direct your dividends to buy the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). You may also direct your distributions to buy Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.

You may also choose to receive dividends in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee. If you send the money to a checking account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account." For Trust Company retirement plans, special forms are required to receive distributions in cash.

If you choose one of these options, the dividends reinvested and credited to your account during the month will be redeemed as of the close of business on the last business day of the month and paid as directed on the shareholder application. You may change your dividend option at any time by notifying us by mail or phone. Please allow at least seven days for us to process the new option.

Transaction Procedures and Special Requirements

How and When Shares are Priced

The Fund is open for business each day the Exchange is open. We determine the Net Asset Value per share at 3:00 p.m. Pacific time. To calculate Net Asset Value per share, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.

The Price We Use When You Buy or Sell Shares

You buy and sell shares at Net Asset Value. We will use the Net Asset Value next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund.

Proper Form

An order to buy shares is in proper form when we receive your signed shareholder application and check or wired funds. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary.

Many of the Fund's investments, through the Portfolio, must be paid for in federal funds, which are monies held by the Fund's custodian bank on deposit at the Federal Reserve Bank of San Francisco and elsewhere. The Fund generally cannot invest money received from you until it is converted into and is available to the Fund in federal funds. Therefore, your purchase order may not be considered in proper form until the money received from you is available in federal funds, which may take up to two days. If the Fund is able to make investments immediately (within one business day), it may accept your order with payment in other than federal funds.

Written Instructions

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o    Your name,

o    The Fund's name,

o    A description of the request,

o    For exchanges, the name of the fund you're exchanging into,

o    Your account number,

o    The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

Signature Guarantees

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature and may be obtained from certain banks, brokers or other eligible guarantors. You should verify that the institution is an eligible guarantor prior to signing. A notarized signature is not sufficient.

Telephone Transactions

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.

We may only be liable for losses resulting from unauthorized telephone transactions if we do not follow reasonable procedures designed to verify the identity of the caller. When you call, we will request personal or other identifying information, and will also record calls. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that telephone instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send written instructions to us, as described elsewhere in this prospectus. If you are unable to execute a transaction by telephone, we will not be liable for any loss.

Trust Company Retirement Plan Accounts. You may not sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required forms or more information about distribution or transfer procedures, please call our Retirement Plans Department.

Account Registrations and Required Documents

When you open an account, you need to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

Joint Ownership. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, all owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, you will not be able to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.

Gifts and Transfers to Minors. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

Trusts. If you register your account as a trust, you should have a valid written trust document to avoid future disputes or possible court action over who owns the account.

Required Documents. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

Type of Account      Documents Required
--------------------------------------------------------------------------------
Corporation          Corporate Resolution
--------------------------------------------------------------------------------
Partnership          1. The pages from the partnership agreement that identify
                        the general partners, or

                     2. A certification for a partnership agreement
--------------------------------------------------------------------------------
Trust                1. The pages from the trust document that identify the
                        trustees, or

                     2. A certification for trust
--------------------------------------------------------------------------------

Street or Nominee Accounts. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we will not process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

Electronic Instructions. If there is a Securities Dealer or other representative of record on your account, we are authorized to use and execute electronic instructions. We can accept electronic instructions directly from your dealer or representative without further inquiry. Electronic instructions may be processed through the services of the NSCC, which currently include the NSCC's "Networking," "Fund/SERV," and "ACATS" systems, or through Franklin/Templeton's PCTrades II(TM) System.

Tax Identification Number

For tax reasons, we must have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer  identification  number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.

We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

Keeping Your Account Open

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $25. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100.

Services to Help You Manage Your Account

Rights of Accumulation

You may include the cost or current value (whichever is higher) of your Fund shares when determining if you may buy shares of another Franklin Templeton Fund at a discount. You may also include your Fund shares towards the completion of a Letter of Intent established in connection with the purchase of shares of another Franklin Templeton Fund.

Systematic Withdrawal Plan

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.

If you would like to establish a systematic withdrawal plan, call Shareholder Services. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. If you choose to have the money sent to a checking account, please see "Electronic Fund Transfers" below.

You will generally receive your payment by the fifth business day of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.

Electronic Fund Transfers

You may choose to have distributions from the Fund or payments under a systematic withdrawal plan sent directly to a checking account. If the checking account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

TeleFACTS(R)

From a touch-tone phone, you may call our TeleFACTS system (day or night) at 1-800/247-1753 to:

o    obtain information about your account;

o    obtain price and performance information about any Franklin Templeton Fund;

o    exchange shares between identically registered Franklin accounts; and

o    request duplicate statements, money fund checks, and deposit slips.

You will need the Fund's code number to use TeleFACTS. The Fund's code is 511.

Statements and Reports to Shareholders

We will send you the following statements and reports on a regular basis:

o    Confirmation  and  account  statements  reflecting   transactions  in  your
     account, including additional purchases and dividend reinvestments. Please verify the accuracy of your statements when you receive them.

o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports or an interim quarterly report.

Institutional Accounts

Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. For further information, call Institutional Services.

Special procedures have been designed for banks and other institutions that would like to open multiple accounts in the Fund. Please see the SAI for more information.

Availability of These Services

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

What If I Have Questions About My Account?

If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors and Advisers are also located at this address. You may also contact us by phone at one of the numbers listed below.

                                           Hours of Operation (Pacific time)
Department Name          Telephone No.     (Monday through Friday)
--------------------------------------------------------------------------------
Shareholder Services     1-800/632-2301    5:30 a.m. to 5:00 p.m.
Dealer Services          1-800/524-4040    5:30 a.m. to 5:00 p.m.
Fund Information         1-800/DIAL BEN    5:30 a.m. to 8:00 p.m.
                        (1-800/342-5236)   6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Plans         1-800/527-2020    5:30 a.m. to 5:00 p.m.
Institutional Services   1-800/321-8563    6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)   1-800/851-0637    5:30 a.m. to 5:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

Glossary

Useful Terms and Definitions

1940 Act - Investment Company Act of 1940, as amended

Advisers - Franklin Advisers, Inc., the Fund's investment manager

Board - The Board of Trustees of the Trust

Class I and Class II - Certain funds in the Franklin Templeton Funds offer two classes of shares, designated "Class I" and "Class II." The two classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes.

Code - Internal Revenue Code of 1986, as amended

Contingency Period - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

Contingent Deferred Sales Charge (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

Distributors - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

Eligible Securities - Investments limited to U.S. dollar denominated instruments that:

o The Board of Trustees of Money Market determines present minimal credit risks.

o Are rated in one of the two highest rating categories by nationally recognized statistical rating organizations, or that are unrated but of comparable quality.

o    Have remaining maturities of 397 calendar days or less.

Exchange - New York Stock Exchange

Franklin Funds - The mutual funds in the Franklin Group of Funds(R) except Franklin Valuemark Funds and the Franklin Government Securities Trust

Franklin Templeton Funds - The Franklin Funds and the Templeton Funds

Franklin Templeton Group - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

Investor Services - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

Letter - Letter of Intent

Market Timer(s) - Market Timers generally include market timing or allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern.

NASD - National Association of Securities Dealers, Inc.

Net Asset Value (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

Resources - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

Securities Dealer - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

TeleFACTS(R) - Franklin Templeton's automated customer servicing system

Templeton Funds - The U.S. registered mutual funds in the Templeton Group of Funds except Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund

Trust Company - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States

We/Our/Us - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or another wholly owned subsidiary of Resources.











FRANKLIN
TEMPLETON
MONEY FUND II


Franklin Templeton Money Fund Trust


STATEMENT OF
ADDITIONAL INFORMATION

777 Mariners Island Blvd., P.O. Box 7777

NOVEMBER 1, 1996

San Mateo, CA 94403-7777  1-800/DIAL BEN
--------------------------------------------------------------------------------


Contents                                 Page

How does the Fund Invest its Assets?....    2

Investment Restrictions.................    2

Officers and Trustees...................    3

Investment Management and
 Other Services.........................    7

How does the Portfolio Buy Securities
 for its Portfolio?.....................    8

How Do I Buy, Sell and Exchange Shares?.    9

How are Fund Shares Valued?.............   10

Additional Information on
 Distributions and Taxes................   11

The Fund's Underwriter..................   12

How does the Fund
 Measure Performance?...................   13

Miscellaneous Information...............   15

Financial Statements....................   15

Useful Terms and Definitions............   15

Appendices

 Summary of Procedures to Monitor
 Conflicts of Interest..................   16

 Description of Ratings.................   17

When reading this SAI, you will see certain terms that are capitalized. This means the term is explained under "Useful Terms and Definitions."

The Franklin Templeton Money Fund II (the "Fund") is a no-load, diversified, series of Franklin Templeton Money Fund Trust (the "Trust"), an open-end management investment company. The Fund's investment objective is to obtain as high a level of current income (in the context of the type of investments available to the Fund) as is consistent with capital preservation and liquidity. The Fund seeks to achieve its objective by investing all of its assets in shares of The Money Market Portfolio (the "Portfolio"). The Portfolio in turn invests primarily in various types of money market instruments, such as U.S. government and federal agency and instrumentality obligations, certificates of deposit, bankers' acceptances, time deposits of major financial institutions, high grade commercial paper, high grade short-term corporate obligations, taxable municipal securities, and repurchase agreements (secured by U.S. government securities).

The Portfolio is a series of The Money Market Portfolios ("Money Market"). Its investment objective is the same as the Fund's.

The Prospectus, dated November 1, 1996, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/DIAL BEN or write the Fund at the address shown.

This SAI is not a prospectus. It contains information in addition to and in more detail than set forth in the Prospectus. This SAI is intended to provide you with additional information regarding the activities and operations of the Fund, and should be read in conjunction with the Prospectus.

The Fund is intended to be made available as a short-term or cash management investment option for investors in Class II shares of other funds in the Franklin Templeton Group. The distribution structure of the Fund and other Funds offering Class II shares is similar and complementary in several respects, including provisions regarding Contingent Deferred Sales Charges and Rule 12b-1 fees.

MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o    ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

o    ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


How does the Fund Invest its Assets?

The following provides more detailed information about some of the securities the Portfolio may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?" The investment policies of the Fund, fundamental and nonfundamental, are identical to those described below for the Portfolio except, in all cases, the Fund may pursue its policies by investing in an open-end management investment company with the same investment objective and substantially similar policies and restrictions as the Fund.

The achievement of the Portfolio's objective will depend on market conditions generally and on Advisers' analytical and portfolio management skills. It should also be noted that because the Portfolio is limiting its investments to high quality securities, there will be a generally lower yield than if the Portfolio purchased securities with a lower rating and correspondingly greater risk. The value of the securities held will fluctuate inversely with interest rates, and therefore there is no assurance that the Portfolio's, and thus the Fund's objective will be achieved.


As stated in the Prospectus, the Portfolio may make loans of its portfolio securities in accordance with guidelines adopted by Money Market's Board of Trustees. The lending of securities is a common practice in the securities industry. The Portfolio will engage in security loan arrangements with the primary objective of increasing the Portfolio's income either through investing the cash collateral in short-term, interest bearing obligations or by receiving a loan premium from the borrower. The Portfolio will continue to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially. The Portfolio will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. Loans will be subject to termination by the Portfolio in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its shareholders. The Portfolio may pay reasonable finders', borrowers', administrative and custodial fees in connection with a loan of its securities.

Because the Portfolio will not purchase any instrument with a remaining maturity of greater than 397 calendar days, it is not expected that there will be any reportable annual portfolio turnover rate.

In addition, because of short-term variations in market or business conditions, management's revised evaluation of a portfolio security, or the need to obtain cash to meet redemptions, the Portfolio may sell portfolio securities prior to maturity. The Portfolio may also invest in deposits fully insured by the U.S. government or its agencies or instrumentalities. Such deposits may include deposits in banking and savings institutions up to the limit (currently $100,000 per depository) of the insurance on principal provided by the Federal Deposit Insurance Corporation. Such deposits are frequently combined in larger units by an intermediate bank or other institution.


Investment Restrictions

The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund may not:


 1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for extraordinary or emergency purposes may be made from banks in any amount up to 5% of the total asset value.

 2. Make loans, except (a) through the purchase of debt securities in accordance with the investment objective and policies of the Portfolio, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, or (c) by the loan of its portfolio securities in accordance with the policies described above.

 3. Acquire, lease or hold real estate, including real estate limited partnerships, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

 4. Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

 5. Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, except that it may purchase, hold and dispose of "obligations with puts attached," or interests in oil, gas, or other mineral leases or exploration or development programs.

 6. Purchase securities in private placements or in other transactions, for which there are legal or contractual restrictions on resale, except that, to the extent this restriction is applicable, the Fund may purchase, in private placements, shares of another registered investment company having the same investment objective and policies as the Fund.

 7. Act as underwriter of securities issued by other persons except insofar as the Fund may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

 8. Purchase the securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; provided that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

 9. Invest in any issuer for purposes of exercising control or management, except that, to the extent this restriction is applicable, all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

10. Purchase securities from or sell to the Fund's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Fund, one or more of the Fund's officers, trustees, or investment adviser own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

11. Invest more than 25% of its assets in securities of any industry, although for purposes of this limitation, U.S. government obligations are not considered to be part of any industry. This prohibition does not apply where the Fund's policies, as described in its current prospectus, state otherwise, and further does not apply to the extent that the Fund invests all of its assets in another registered investment company having the same investment objective and policies.


If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in value of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.

As a matter of fundamental policy (which may not be changed without shareholder approval), the Portfolio may not purchase any securities other than obligations of the U.S. government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in securities of any one issuer with respect to 75% of the Portfolio's total assets, or more than 10% of the outstanding voting securities of any one issuer would be owned by the Portfolio, except to the extent that the Fund invests all of its assets in another registered investment company having a substantially similar investment objective and policies as the Fund. In accordance with procedures adopted pursuant to Rule 2a-7, the Portfolio will not invest more than 5% of the Portfolio's total assets in Eligible Securities of a single issuer, other than U.S. government securities

As noted in the Prospectus, Money Market's trustees have elected to value the Portfolio's assets in accordance with Rule 2a-7 under the 1940 Act. This rule also imposes various restrictions on the Portfolio which are, in some cases, more restrictive than the Portfolio's other stated fundamental policies and investment restrictions. The rule provides that any fund which holds itself out as a money market fund must follow certain portfolio provisions of the rule regarding the maturity and quality of each portfolio investment, and the diversity of such investments. The Portfolio must comply with these provisions unless its shareholders vote to change its policy of being a money market fund.


Officers and Trustees


The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The
Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).

                             Positions and Offices    Principal Occupation
  Name, Age and Address      with the Trust           During the Past Five Years

  Frank H. Abbott, III (75)   Trustee
  1045 Sansome St.
  San Francisco, CA 94111

President  and  Director,   Abbott  Corporation  (an  investment  company);  and
director, trustee or managing general partner, as the case may be, of 31 of the investment companies in the Franklin Group of Funds.

  Harris J. Ashton (64)       Trustee
  General Host Corporation
  Metro Center, 1 Station Place
  Stamford, CT 06904-2045

President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers); Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods; and director, trustee or managing general partner, as the case may be, of 55 of the investment companies in the Franklin Templeton Group of Funds.

  S. Joseph Fortunato (64)    Trustee
  Park Avenue at Morris County
  P. O. Box 1945
  Morristown, NJ 07962-1945

Member of the law firm of Pitney, Hardin, Kipp & Szuch; Director of General Host Corporation; director, trustee or managing general partner, as the case may be, of 57 of the investment companies in the Franklin Templeton Group of Funds.

  David W. Garbellano (81)    Trustee
  111 New Montgomery St., #402
  San Francisco, CA 94105

Private Investor; Assistant Secretary/Treasurer and Director, Berkeley Science Corporation (a venture capital company); and director, trustee or managing general partner, as the case may be, of 30 of the investment companies in the Franklin Group of Funds.

* Charles B. Johnson (63)     Chairman of
  777 Mariners Island Blvd.   the Board
  San Mateo, CA 94404         and Trustee

President and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc. and General Host Corporation; and officer and/or director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 56 of the investment companies in the Franklin Templeton Group of Funds.

* Rupert H. Johnson, Jr. (56) Trustee
  777 Mariners Island Blvd.
  San Mateo, CA 94404

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 60 of the investment companies in the Franklin Templeton Group of Funds.

  Frank W. T. LaHaye (67)     Trustee
  20833 Stevens Creek Blvd.
  Suite 102
  Cupertino, CA 95014

General Partner, Peregrine Associates and Miller & LaHaye, which are General Partners of Peregrine Ventures and Peregrine Ventures II (venture capital firms); Chairman of the Board and Director, Quarterdeck Office Systems, Inc.; Director, FischerImaging Corporation; and director or trustee or managing general partner, as the case may be, of 26 of the investment companies in the Franklin Group of Funds.

  Gordon S. Macklin (68)      Trustee
  8212 Burning Tree Road
  Bethesda, MD 20817

Chairman, White River Corporation (information services); Director, Fund American Enterprises Holdings, Inc., MCI Communications, Inc., MedImmune, Inc. (biotechnology), InfoVest Corporation (information services), Fusion Systems Corporation (industrial technology), and Source One Mortgage Services Corporation (information services); and director, trustee or managing general partner, as the case may be, of 52 of the investment companies in the Franklin Templeton Group of Funds; and formerly held the following positions: Chairman, Hambrecht and Quist Group; Director, H & Q Healthcare Investors; and President, National Association of Securities Dealers, Inc.

  Harmon E. Burns (51)        Vice President
  777 Mariners Island Blvd.
  San Mateo, CA 94404

Executive Vice President, Secretary and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; officer and/or director, as the case may be, of other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee of 60 of the investment companies in the Franklin Templeton Group of Funds.

  Kenneth V. Domingues (64)   Vice President -
  777 Mariners Island Blvd.   Financial Reporting
  San Mateo, CA 94404         and Accounting
                              Standards

Senior Vice President, Franklin Resources, Inc., Franklin Advisers, Inc., and Franklin Templeton Distributors, Inc.; officer and/or director, as the case may be, of other subsidiaries of Franklin Resources, Inc.; and officer and/or managing general partner, as the case may be, of 37 of the investment companies in the Franklin Group of Funds.

  Martin L. Flanagan (36)     Vice President
  777 Mariners Island Blvd.   and Chief
  San Mateo, CA 94404         Financial Officer

Senior Vice President, Chief Financial Officer and Treasurer, Franklin Resources, Inc.; Executive Vice President, Templeton Worldwide, Inc.; Senior Vice President and Treasurer, Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc.; Senior Vice President, Franklin/Templeton Investor Services, Inc.; officer of most other subsidiaries of Franklin Resources, Inc.; and officer, director and/or trustee of 60 of the investment companies in the Franklin Templeton Group of Funds.

  Deborah R. Gatzek (47)      Vice President
  777 Mariners Island Blvd.   and Secretary
  San Mateo, CA 94404

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; Vice President, Franklin Advisers, Inc. and officer of 60 of the investment companies in the Franklin Templeton Group of Funds.

  Diomedes Loo-Tam (57)       Treasurer and
  777 Mariners Island Blvd.   Principal
  San Mateo, CA 94404         Accounting Officer

Employee of Franklin Advisers, Inc.; and officer of 37 of the investment companies in the Franklin Group of Funds.

  Edward V. McVey (59)        Vice President
  777 Mariners Island Blvd.
  San Mateo, CA 94404

Senior Vice President/National Sales Manager, Franklin Templeton Distributors, Inc.; and officer of 32 of the investment companies in the Franklin Group of Funds.

  Thomas J. Runkel (38)       Vice President
  777 Mariners Island Blvd.
  San Mateo, CA 94404

Employee of Franklin Advisers, Inc. and officer of four of the investment companies in the Franklin Group of Funds.

  Richard C. Stoker (59)      Vice President
  11615 Spring Ridge Rd.
  Potomac, MD 20854

Senior Vice President, Franklin Templeton Distributors, Inc.; Vice President, Franklin Management, Inc.; and officer of five of the funds in the Franklin Group of Funds.

  R. Martin Wiskemann (69)    Vice President
  777 Mariners Island Blvd.
  San Mateo, CA 94404

Senior Vice President, Portfolio Manager and Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Management, Inc.; Vice President, Treasurer and Director, ILA Financial Services, Inc. and Arizona Life Insurance Company of America; and officer and/or director, as the case may be, of 21 of the investment companies in the Franklin Group of Funds.

The officers and Board members of the Fund are also officers and trustees of Money Market, except as follows: Charles E. Johnson, President and Trustee of Money Market is not an officer or trustee of the Trust; Rupert H. Johnson, Jr. is President and Trustee of the Trust and Vice President and Trustee of Money Market and Richard C. Stoker and Thomas J. Runkel, Vice Presidents of the Trust are not officers or trustees of Money Market. Messrs. Charles E. Johnson and Rupert H. Johnson are "interested persons" of Money Market as defined under the 1940 Act.

                              Positions and Offices   Principal Occupation
  Name, Age and Address       with Money Market       During the Past Five Years

  Charles E. Johnson (40)     President and
  777 Mariners Island Blvd.   Trustee of
  San Mateo, CA 94404         Money Market

Senior Vice President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc. and Franklin Institutional Services Corporation; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and officer and/or director or trustee, as the case may be, of 39 of the investment companies in the Franklin Templeton Group of Funds.

The tables above show the officers and Board members and the trustees of Money Market who are affiliated with Distributors and Advisers. Nonaffiliated Board members are not now, but may be paid fees and reimbursed for expenses incurred in connection with attending future meetings. Nonaffiliated trustees of Money Market are currently paid $50 per month plus $50 per meeting attended. As shown above, some of the nonaffiliated Board members and trustees of Money Market also serve as directors, trustees or managing general partners of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members and trustees of Money Market, by Money Market, and by other funds in the Franklin Templeton Group of Funds.


                                                                               Number of Boards
                                                               Total Fees      in the Franklin
                                              Total Fees    Received from the  Templeton Group
                                             Received from  Franklin Templeton of Funds on Which
Name                                         Money Market*  Group of Funds**   Each Serves***
--------------------------------------------------------------------------------------------------
Frank H. Abbott, III........................    $1,200        $162,420            31

Harris J. Ashton............................    $1,200         327,925            55

S. Joseph Fortunato.........................    $1,200         344,745            57

David W. Garbellano.........................    $1,200         146,100            30

Frank W.T. LaHaye...........................    $1,150         143,200            26

Gordon S. Macklin...........................    $1,200         321,525            52

*For the fiscal year ended June 30, 1996.

**For the calendar year ended December 31, 1995.

***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members and trustees of Money Market are responsible. The Franklin Templeton Group of Funds currently includes 60 registered investment companies, with approximately 166 U.S. based funds or series.

Nonaffiliated members of the Board and trustees of Money Market are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director, trustee or managing general partner. No officer or Board member or trustee of Money Market received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund, Money Market or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members and trustees of Money Market who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of October 3, 1996, the officers and Board members, as a group, owned of record and beneficially, none of the Fund's total outstanding shares. Many of the Board members may own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

Investment Management
and Other Services

Investment  Manager and  Administrator  and Services  Provided.  Advisers is the
investment manager of the Portfolio and is also the administrator of the Fund. Advisers provides investment research and portfolio management services, including the selection of securities for the Portfolio to buy, hold or sell and the selection of brokers through whom the Portfolio's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board of Trustees of Money Market to whom Advisers renders periodic reports of the Portfolio's investment activities.

Advisers provides office space and furnishings, facilities and equipment required for managing the business affairs of the Portfolio. Advisers also maintains all internal bookkeeping, clerical, secretarial and administrative personnel and services and provides certain telephone and other mechanical services. Advisers is covered by fidelity insurance on its officers, directors and employees for the protection of the Fund and the Portfolio.

Advisers acts as investment manager or administrator to 36 U.S. registered investment companies with 124 separate series. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Portfolio. Similarly, with respect to the Portfolio, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the Portfolio or other funds that it manages or administers. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Portfolio's Code of Ethics.

Management and Administration Fees. Under its management agreement, the Portfolio pays Advisers a management fee equal to an annual rate of 15/100 of 1% of the Portfolio's average net assets. The fee is computed at the close of business each day on the last business day of each month.

The management fee will be reduced as necessary to comply with the most stringent limits on Portfolio expenses of any state where the Portfolio offers its shares. Currently, the most restrictive limitation on a fund's allowable expenses for each fiscal year, as a percentage of its average net assets, is 2.5% of the first $30 million in assets, 2% of the next $70 million, and 1.5% of assets over $100 million. Expense reductions have not been necessary based on state requirements.

Advisers provides various administrative, statistical, and other services to the Fund. Under its administration agreement, the Fund pays Advisers an administration fee equal to an annual rate of 91/200 of 1% for the first $100 million of the Fund's average daily net assets; 33/100 of 1% of the Fund's average daily net assets over $100 million up to and including $250 million; and 7/25 of 1% of the Fund's average daily net assets in excess of $250 million. The fee is computed at the close of business on the last business day of each month.

For the fiscal years ended June 30, 1994, 1995 and 1996, management fees of the Portfolio, before any advance waiver, totaled $463,296, $1,823,637 and
$2,162,519, respectively. Administration fees of the Fund for the fiscal year ended June 30, 1996, before any advance waiver, totaled $9,098. Under an agreement by Advisers to limit its fees so that the total operating expenses of the Fund and the Portfolio are not higher than if the Fund were to invest directly in the securities held by the Portfolio, the Portfolio paid management fees totaling $415,665, $1,730,028 and $2,034,014, respectively, for the fiscal years ended June 30, 1994 and 1995, and the Fund paid no administration fees for the fiscal year ended June 30, 1996.

Management Agreement. The management agreement for the Portfolio is in effect until February 28, 1997. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board of Trustees of Money Market or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, and in either event by a majority vote of the trustees of Money Market who are not parties to the management agreement or interested persons of any such party (other than as members of the Board of Trustees of Money Market), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board of Trustees of Money Market or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, or by Advisers on 60 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

Shareholder Servicing Agent. Investor Services, a wholly-owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account.

Custodians. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York, 10286, acts as custodian of the securities and other assets of the Fund. Bank of America NT & SA, 555 California Street, 4th Floor, San Francisco, California 94104, acts as custodian for cash received in connection with the purchase of Fund shares. Citibank Delaware, One Penn's Way, New Castle, Delaware 19720, acts as custodian in connection with transfer services through bank automated clearing houses. The custodians do not participate in decisions relating to the purchase and sale of portfolio securities.

Auditors. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended June 30, 1996, their auditing services consisted of rendering an opinion on the financial statements of the Trust included in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1996.

How does the Portfolio Buy Securities for its Portfolio?


The Fund will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Portfolio.


Since most purchases by the Portfolio are principal transactions at net prices, the Portfolio incurs little or no brokerage costs. The Portfolio deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Portfolio seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services received by Advisers from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staff of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients.

If purchases or sales of securities of the Portfolio and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Portfolio is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Portfolio.

Depending on Advisers' view of market conditions, the Portfolio may or may not buy securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. The Portfolio may, however, sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer.

During the fiscal years ended June 30, 1994, 1995 and 1996, the Portfolio paid no brokerage commissions.

As of June 30, 1996, neither the Fund nor the Portfolio owned securities of its regular broker-dealers.

How Do I Buy, Sell and Exchange Shares?

Additional Information on Buying Shares

Shares of the Fund may not be purchased directly. Shares may be acquired only in exchange for Class II shares of other Franklin Templeton Funds, and as result of the reinvestment of income dividends and capital gains distributions in additional shares of the Fund.

The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers.

All purchases of Fund shares will be credited to you, in full and fractional shares of the Fund (rounded to the nearest 1/1000 of a share), in an account maintained for you by the Fund's transfer agent. No share certificates will be issued for fractional shares at any time. No certificates will be issued to you if you have elected to redeem shares by preauthorized bank or brokerage firm account methods. The offering of shares of the Fund may be suspended at any time and resumed at any time thereafter.

Additional Information on Exchanging Shares

If a substantial number of shareholders should, within a short period, sell their shares of the Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions.

The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

Additional Information on Selling Shares

Systematic Withdrawal Plan. There are no service charges for establishing or maintaining a systematic withdrawal plan. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the first business day of the month in which a payment is scheduled.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

Redemptions in Kind. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash.


As a condition of qualifying its securities for sale in the state of Texas, the Fund has undertaken that, consistent with its by-laws and applicable law, whenever the trustees of the Fund determine that it is advisable to make a redemption in whole or in part in securities of the Fund, such securities will be in readily marketable securities, to the extent available.


General Information

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.

If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of our efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Special  Services.  The Franklin  Templeton  Institutional  Services  Department
provides  specialized  services,  including  recordkeeping,   for  institutional
investors. The cost of these services is not borne by the Fund.

Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

Investor Services may charge you separate fees, negotiated directly with you, for providing special services in connection with your account. Fees for special services will not increase the expenses borne by the Fund.

Special procedures have been designed for banks and other institutions wishing to open multiple accounts. An institution may open a single master account by filing one application form with the Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened at the time the master account is filed by listing them, or instructions may be provided to the Fund at a later date. These sub-accounts may be established by the institution with registration either by name or number. The investment minimums applicable to the Fund are applicable to each sub-account. The Fund will provide each institution with a written confirmation for each transaction in a sub-account and arrangements may be made at no additional charge for the transmittal of duplicate confirmations to the beneficial owner of the sub-account.

The Fund will provide to each institution, on a quarterly basis or more frequently if requested, a statement setting forth each sub-account's share balance, income earned for the period, income earned for the year to date, and total current market value.

How are Fund Shares Valued?

We calculate the Net Asset Value per share as of 3:00 p.m. Pacific time, each day that the Exchange is open for trading. As of the date of this SAI, the Fund is informed that the Exchange observes the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The valuation of the Portfolio's portfolio securities, including any securities held in a separate account maintained for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Portfolio computed as described above may tend to be higher than a like computation made by a fund with identical investments but utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing only market values, and existing investors in the Portfolio would receive less investment income. The opposite would be true in a period of rising interest rates.

The Portfolio's use of amortized cost, which helps the Portfolio maintain its Net Asset Value per share of $1.00, is permitted by a rule adopted by the SEC. Under this rule, the Portfolio must adhere to certain conditions. The Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less and only buy instruments having remaining maturities of 397 calendar days or less. The Portfolio must also invest only in those U.S. dollar-denominated instruments that the Board of Trustees of Money Market determines present minimal credit risks. This means that they must be rated in one of the two highest rating categories by nationally recognized statistical rating agencies, or if unrated be deemed comparable in quality, or be instruments issued by an issuer that, with respect to an outstanding issue of short-term debt that is comparable in priority and protection, has received a rating within the two highest rating categories. Securities subject to floating or variable interest rates with demand features that comply with applicable SEC rules may have stated maturities in excess of one year.

The Board of Trustees of Money Market has agreed to establish procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share at $1.00, as computed for the purpose of sales and redemptions. These procedures will include a review of the Portfolio's holdings by the Board of Trustees of Money Market, at such intervals as it may deem appropriate, to determine if the Portfolio's Net Asset Value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees of Money Market. If a deviation exceeds 1/2 of 1%, the trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees of Money Market determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, they will take corrective action that they regard as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a Net Asset Value per share by using available market quotations.

Additional Information
On Distributions and Taxes

Distributions

The Portfolio's daily dividend includes accrued interest and any original issue and market discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable Net Asset Value per share), less amortization of any premium paid on the purchase of portfolio securities and the estimated expenses of the Portfolio. The Fund's daily dividend consists of the income dividends paid by the Portfolio less the estimated expenses of the Fund.

Distributions and distribution adjustments resulting from realized gains and losses on the sale of portfolio securities or from unrealized appreciation or depreciation in the value of portfolio securities are required to maintain a $1.00 Net Asset Value and may result in under or over distributions of investment company taxable income.

The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. However, because under normal circumstances the Portfolio's portfolio is composed of short-term securities, the Fund does not expect to realize any long-term capital gains or losses. Any net short-term or long-term capital gains that are realized by the Fund (adjusted for any daily amounts of unrealized appreciation or depreciation and taking into account any capital loss carry forward or post October loss deferral) will generally be made once each year and may be distributed more frequently if necessary to avoid federal excise taxes. Any distributions of capital gain will be reinvested in additional shares of the Fund at Net Asset Value, unless you have previously elected to have them paid in cash.

If you withdraw the entire amount in your account at any time during a month, all dividends accrued with respect to your account during that month up to the time of withdrawal will be paid in the same manner and at the same time as your withdrawal proceeds. You will receive a monthly summary of your account, including information about dividends reinvested or paid.

The Board may revise the Fund's dividend policy or postpone the payment of dividends, if warranted in its judgment, due to unusual circumstances such as a large expense, loss or unexpected fluctuation in net assets.

Taxes

As stated in the Prospectus, the Fund has elected to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it deter-mines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.

The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the twelve-month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to you by December 31 of each year in order to avoid the imposition of a federal excise tax. Under these rules, certain distributions that are declared in December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if paid by the Fund and received by you on December 31 of the calendar year in which they are declared. The Fund intends as a matter of policy, to declare and pay these dividends in December to avoid the imposition of this tax, but does not guarantee that its distributions will be sufficient to avoid any or all federal excise taxes.

Distributions to you, that are derived from the Portfolio from the excess of net long-term capital gain over net short-term capital loss, are treated as long-term capital gain regardless of the length of time you have owned Fund shares and regardless of whether these distributions are received in cash or in additional shares.

Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. At the end of each calendar year, the Fund will provide you with the percentage of any dividends paid that may qualify for tax-free treatment. You should then consult with your own tax advisor with respect to the application of their state and local laws to these distributions.

Since the Fund's income is derived from income dividends of the Portfolio, rather than qualifying dividend income derived from certain domestic corporations, no portion of the Fund's distributions will generally be eligible for the corporate dividends-received deduction. None of the distributions paid by the Fund for the fiscal year ended June 30, 1996, qualified for this deduction and it is not anticipated that any of the current year's dividend will so qualify.

Redemptions and exchanges of Fund shares are taxable events on which a shareholder may realize a capital gain or loss. However, since the Fund seeks to maintain a constant $1.00 per share Net Asset Value, you should not expect to realize a gain or loss upon redemption of Fund shares.

The Fund's Underwriter

Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering for shares of the Fund. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

For the fiscal year ended June 30, 1996, Distributors received $1,484 in connection with redemptions or repurchases of shares of the Fund.

The Rule 12b-1 Plan

The Fund has adopted a distribution plan or "Rule 12b-1 plan" pursuant to Rule 12b-1 of the 1940 Act.

Under the plan, the Fund pays Distributors up to 0.50% per year of the Fund's average daily net assets, payable quarterly, for distribution and related expenses. These fees may be used to compensate Distributors or others for providing distribution and related services and bearing certain Fund expenses. All distribution expenses over this amount will be borne by those who have incurred them without reimbursement by the Fund.

Under the plan, the Fund also pays an additional 0.15% per year of the Fund's average daily net assets, payable quarterly, as a servicing fee. During the first year after a purchase of Class II shares which are exchanged for shares of the Fund, Distributors may keep this portion of the Rule 12b-1 fees associated with the purchase.

In addition to the payments that Distributors or others are entitled to under the plan, the plan also provides that to the extent the Fund, Advisers or Distributors or other parties on behalf of the Fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan. The terms and provisions of the plan relating to required reports, term, and approval are consistent with Rule 12b-1.

In no event shall the aggregate asset-based sales charges, which include payments made under the plan, plus any other payments deemed to be made pursuant to the plan, exceed the amount permitted to be paid under the rules of the National Association of Securities Dealers, Inc.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plan as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plan for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the Fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.

The plan has been approved in accordance with the provisions of Rule 12b-1. The plan is renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plan and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with Advisers or by vote of a majority of the Fund's outstanding shares. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

The plan and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the Fund, and all material amendments to the plan or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plan should be continued.

For the fiscal year ended June 30, 1996, Distributors had eligible expenditures of $263,019 for advertising, printing, and payments to underwriters and broker-dealers pursuant to the plan, of which the Fund paid Distributors $2,203 under the plan.

How does the Fund Measure Performance?

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and effective yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance is not necessarily indicative of future results.

Yield

Current Yield. Current yield shows the income per share earned by the Fund. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by (365/7). The Fund's current yield for the seven day period ended June 30, 1996, was 3.98%.

Effective Yield. The Fund's effective yield is calculated in the same manner as its current yield, except the annualization of the return for the seven day period reflects the results of compounding. The Fund's effective yield for the seven day period ended June 30, 1996, was 4.06%.

This figure was obtained using the following SEC formula:

Effective Yield = [(Base Period Return + 1)365/7]-1

Other Performance Quotations

The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of both the Franklin Group of Funds and Templeton Group of Funds.

Comparisons

To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:


a) IBC/Donoghue's Money Fund Report(R) - Industry averages for seven-day annualized and compounded yields of taxable, tax-free, and government money funds.


b) Bank Rate Monitor - A weekly publication that reports various bank investments such as CD rates, average savings account rates and average loan rates.

c) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

d) Salomon Brothers Bond Market Roundup - A weekly publication that reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets and summarizes changes in banking statistics and reserve aggregates.

e) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

f) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

g) Financial  publications:  The Wall Street Journal and Business Week, Changing
Times,  Financial  World,  Forbes,   Fortune,  and  Money  magazines  -  provide
performance statistics over specified time periods.

Advertisements or information may also compare the Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rises, the value of the Fund's fixed-income investments, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

Miscellaneous Information

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.

The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 48 years and now services more than 2.5 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Together, the Franklin Templeton Group has over $147 billion in assets under management for more than 4.1 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 115 U.S. based mutual funds to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past eight years.

From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the Fund, no other person holds beneficially or of record more than 5% of the Fund's outstanding shares.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, prior to executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.

Summary of Code of Ethics. Employees of Resources or its subsidiaries who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed within 24 hours after clearance; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and (iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

Financial Statements

The audited financial statements contained in the Annual Report to Shareholders of the Trust, for the fiscal year ended June 30, 1996, including the auditors' report, are incorporated herein by reference.

Useful Terms and Definitions

1940 Act - Investment Company Act of 1940, as amended

Advisers - Franklin Advisers, Inc., the Portfolio's investment manager and the Fund's administrator

Board - The Board of Trustees of the Trust

CD - Certificate of deposit

Class I and Class II - Certain funds in the Franklin Templeton Funds offer two classes of shares, designated "Class I" and "Class II." The two classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes.

Code - Internal Revenue Code of 1986, as amended

Contingency Period - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

Contingent Deferred Sales Charge (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

Distributors - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter

Exchange - New York Stock Exchange

Franklin Templeton Group of Funds - All U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds

Investor Services - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

Net Asset Value (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Prospectus - The prospectus for the Fund dated November 1, 1996, as may be amended from time to time

Resources - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

Securities Dealer - A financial institution which, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

U.S. - United States

We/Our/Us - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly-owned subsidiaries of Resources.

APPENDICES

Summary of Procedures to
Monitor Conflicts of Interest

The Board of Trustees of Money Market, on behalf of its series ("master funds"), and the Board of the Fund ("feeder fund"), (both of which, except in the case of one trustee, are composed of the same individuals) recognize that there is the potential for certain conflicts of interest to arise between the master fund and the feeder fund in this format. These potential conflicts of interest could include, among others: the creation of additional feeder funds with different fee structures; the creation of additional feeder funds that could have controlling voting interests in any pass-through voting which could affect investment and other policies; a proposal to increase fees at the master fund level; and any consideration of changes in fundamental policies at the master fund level that may or may not be acceptable to a particular feeder fund.

In recognition of the potential for conflicts of interest to develop, the Board of Trustees of Money Market and the Board of the Fund have adopted certain procedures under which i) management of the master fund and the feeder fund will, on a yearly basis, report to each board, including the independent members of each board, on the operation of the master/feeder fund structure; ii) the independent members of each board will have ongoing responsibility for reviewing all proposals at the master fund level to determine whether any proposal presents a potential for a conflict of interest and to the extent any other potential conflicts arise prior to the normal annual review, they will act promptly to review the potential conflict; iii) if the independent members of each board determine that a situation or proposal presents a potential conflict, they will request a written analysis from the master fund management describing whether the apparent potential conflict of interest will impede the operation of the constituent feeder fund and the interests of the feeder fund's shareholders; and iii) upon receipt of the analysis, the independent members of each board shall review the analysis and present their conclusion to the full boards.

If no actual conflict is deemed to exist, the independent board members will recommend that no further action be taken. If the analysis is inconclusive, they may submit the matter to and be guided by the opinion of independent legal counsel issued in a written opinion. If a conflict is deemed to exist, they may recommend one or more of the following actions: i) suggest a course of action designed to eliminate the potential conflict of interest; ii) if appropriate, request that the full boards submit the potential conflict to shareholders for resolution; iii) recommend to the full boards that the affected feeder fund no longer invest in its designated master fund and propose either a search for a new master fund in which to invest the feeder fund's assets or the hiring of an investment manager to manage the feeder fund's assets in accordance with its objectives and policies; iv) recommend to the full boards that a new board be recommended to shareholders for approval; or v) recommend such other action as may be considered appropriate.

Description of Ratings

Corporate and Municipal Bond Ratings

Moody's

Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A: Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

S&P

AAA: Bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Note: The S&P ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Fitch

AAA: Municipal bonds rated AAA are considered to be of investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus are not used for the AAA category.

Municipal Note Ratings

Moody's

Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

S&P

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

Commercial Paper Ratings

Moody's

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Fitch's

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.

F-1: Very strong credit quality. Reflect on assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair credit quality. Have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.





                        FRANKLIN TEMPLETON MONEY FUND II
                       Franklin Templeton Money Fund Trust
                               File Nos. 33-88924
                                    811-8962

                                   FORM N- 1A

                                     PART C
                                OTHER INFORMATION

ITEM 24   FINANCIAL STATEMENTS AND EXHIBITS

a) Financial Statements incorporated herein by reference to the Registrant's Annual Report to Shareholders dated June 30, 1996 as filed with the SEC electronically on form type N-30D on September 10, 1996.

      1.      FRANKLIN TEMPLETON MONEY FUND TRUST

      (i)     Report of Independent Auditors

      (ii)    Statement of Investments in Securities and Net
              Assets - June 30, 1996

      (iii)   Statement of Assets and Liabilities - June 30, 1996

      (iv)    Statement of Operations - for the year ended June
              30, 1996

      (v) Statements of Changes in Net Assets - for the years ended June 30, 1996 and 1995

      (vi)    Notes to Financial Statements

      2.      THE MONEY MARKET PORTFOLIOS

      (i)     Report of Independent Auditors

      (ii)    Statement of Investments in Securities and Net
              Assets - June 30, 1996

      (iii)   Statements of Assets and Liabilities - June 30, 1996

      (iv)    Statements of Operations - for the year ended June
              30, 1996

      (v) Statements of Changes in Net Assets - for the years ended June 30, 1996 and 1995

      (vi)    Notes to Financial Statements

      b) The following exhibits are incorporated by reference, except exhibits 5(ii), 8(i), 8(ii), 8(iii), 11(i), 17(ii), 17(iv), and 27(i) which are attached.

      (1)  copies of the charter as now in effect;

            (i) Certificate of Trust of Franklin Templeton Money Fund Trust dated January 17, 1995
                  Filing:  Post-Effective Amendment No. 1 to
                  Registration Statement on Form N-1A
                  File No.  33-88924
                  Filing Date:  August 31, 1995

            (ii)  Agreement and Declaration of Trust of Franklin
                  Templeton Money Fund Trust dated January 17, 1995
                  Filing:  Post-Effective Amendment No. 1 to
                  Registration Statement on Form N-1A
                  File No.  33-88924
                  Filing Date:  August 31, 1995

      (2) copies of the existing By-Laws or instruments corresponding thereto;

            (i)   By-Laws of Franklin Templeton Money Fund Trust
                  Filing:  Post-Effective Amendment No. 1 to
                  Registration Statement on Form N-1A
                  File No.  33-88924
                  Filing Date:  August 31, 1995

      (3) copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant;

            Not Applicable

      (4) specimens or copies of each security issued by the Registrant, including copies of all constituent instruments, defining the rights of the holders of such securities, and copies of each security being registered;

            Not Applicable

      (5) copies of all investment advisory contracts relating to the management of the assets of the Registrant;

            (i)   Administration Agreement between Registrant and
                  Franklin Advisers, Inc. dated May 1, 1995
                  Filing:  Post-Effective Amendment No. 1 to
                  Registration Statement on Form N-1A
                  File No.  33-88924
                  Filing Date:  August 31, 1995

            (ii)  Amendment to Administration Agreement between
                  Registrant and Franklin Advisers, Inc. dated
                  August 1, 1995

      (6) copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

            (i)   Underwriting Agreement between Registrant and
                  Franklin/Templeton Distributors, Inc. dated May
                  11, 1995
                  Filing:  Post-Effective Amendment No. 1 to
                  Registration Statement on Form N-1A
                  File No.  33-88924
                  Filing Date:  August 31, 1995

            (ii) Form of Dealer Agreement between Franklin/Templeton Distributors, Inc. and dealers
                  Registrant:  Franklin Tax-Free Trust
                  Filing:  Post-Effective Amendment No. 22 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  March 14, 1996

      (7) copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such; any such plan that is not set forth in a form

            Not Applicable

      (8)  copies of all custodian agreements and depository contracts under
           Section 17(f) of the 1940 Act, with respect to securities and similar investments of the Registrant, including the schedule of remuneration;

            (i) Custodian Agreement between Registrant and Bank of America NT & SA dated May 1, 1995

            (ii)  Master Custody Agreement between Registrant and
                  Bank of New York dated February 16, 1996

            (iii) Terminal Link Agreement between Registrant and
                  Bank of New York dated February 16, 1996

      (9) copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

            Not Applicable

      (10) an opinion and consent of counsel as to the legality of the securities being Registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

            Not Applicable

      (11) copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this Registration statement and required by Section 7 of the 1933 Act;

            (i)   Consent of Independent Auditors for Franklin
                  Templeton Money Fund Trust and The Money Market
                  Portfolios dated October 28, 1996

      (12) all financial statements omitted from Item 23;

            Not Applicable

      (13) copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling;

            (i)   Letter of Understanding dated April 13, 1995
                  Filing:  Post-Effective Amendment No. 1 to
                  Registration Statement on Form N-1A
                  File No.  33-88924
                  Filing Date:  August 31, 1995

      (14) copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

            (i)   Copy of model retirement plan
                  Registrant:  Franklin High Income Trust
                  Filing:  Post-Effective Amendment No. 26 to
                  Registration Statement on Form N-1A
                  File No.  2-30203
                  Filing Date:  August 1, 1989

      (15) copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

            (i) Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin Advisers, Inc. dated May 1, 1995
                  Filing:  Post-Effective Amendment No. 1 to
                  Registration Statement on Form N-1A
                  File No.  33-88924
                  Filing Date:  August 31, 1995

      (16) schedule for computation of each performance quotation provided in the registration statement in response to Item 22 (which need not be audited).

            (i)   Schedule of Computation of Performance and
                  Quotations
                  Filing:  Post-Effective Amendment No. 1 to
                  Registration Statement on Form N-1A
                  File No.  33-88924
                  Filing Date:  August 31, 1995

      (17) Powers of Attorney

            (i)   Power of Attorney for Franklin Templeton Money
                  Fund Trust dated January 17, 1995
                  Filing:  Post-Effective Amendment No. 1 to
                  Registration Statement on Form N-1A
                  File No.  33-88924
                  Filing Date:  August 31, 1995

            (ii) Power of Attorney for The Money Market Portfolios dated September 18, 1995

            (iii) Certificate of Secretary for Franklin Templeton
                  Money Fund Trust dated January 17, 1995
                  Filing:  Post-Effective Amendment No. 1 to
                  Registration Statement on Form N-1A
                  File No.  33-88924
                  Filing Date:  August 31, 1995

            (iv)  Certificate of Secretary for The Money Market
                  Portfolios dated September 18, 1995

      (27) Financial Data Schedule

            (i)   Financial Data Schedule

ITEM 25  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

            None

ITEM 26  NUMBER OF HOLDERS OF SECURITIES

As of July 31, 1996 the number of record holders of the only class of securities of the Registrant are as follows:

                                    NUMBER OF
     TITLE OF CLASS                 RECORD HOLDERS

     Beneficial Interest             529

ITEM 27  INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being Registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Notwithstanding the provisions contained in the Registrant's By- Laws, in the absence of authorization by the appropriate court on the merits pursuant to
Article VI of said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in Article VI.

ITEM 28  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The officers and directors of the Registrant's manager also serve as officers and/or directors for (1) the manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Group of Funds(R). In addition, Mr. Charles B. Johnson is a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of the Funds' Investment Manager (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of the Investment Manager and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 29  PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund, Inc. Franklin New York Tax-Free Trust Franklin Real Estate Securities Trust Franklin Strategic Mortgage Portfolio Franklin Strategic Series Franklin Tax-Advantaged High Yield Securities Fund Franklin Tax-Advantaged International Bond Fund Franklin Tax-Advantaged U.S. Government Securities Fund Franklin Tax-Exempt Money Fund Franklin Tax-Free Trust Franklin Templeton Global Trust Franklin Templeton International Trust Franklin Value Investors Trust Institutional Fiduciary Trust

Franklin Templeton Japan Fund
Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Securities Fund
Templeton Global Smaller Companies Growth Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Products Series Fund

(b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No.
 8-5889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 30  LOCATION OF ACCOUNTS AND RECORDS

The accounts,  books or other documents  required to be maintained by Section 31
(a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin/Templeton Investor Services, Inc. both of whose address is 777 Mariners Island Boulevard, San Mateo, CA 94404-1585.

ITEM 31  MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32  UNDERTAKINGS

The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 per cent of the Registrant's outstanding shares and to assist its shareholders in the communicating with other shareholders in accordance with the requirements of
Section 16(c) of the Investment Company Act of 1940.



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 29th day of October, 1996.

                           FRANKLIN TEMPLETON MONEY FUND TRUST
                           (Registrant)

                           By: RUPERT H. JOHNSON, JR.*
                               Rupert H. Johnson, Jr., President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

RUPERT H. JOHNSON, JR.*                   Principal Executive Officer and
Rupert H. Johnson, Jr.                    Trustee
                                           Dated:  October 29, 1996

MARTIN L. FLANAGAN*                       Principal Financial and Accounting
Martin L. Flanagan                        Officer
                                          Dated:  October 29, 1996

DIOMEDES LOO-TAM*                         Principal Accounting Officer
Diomedes Loo-Tam                          Dated:  October 29, 1996

FRANK H. ABBOTT III*                      Trustee
Frank H. Abbott III                       Dated:  October 29, 1996

HARRIS J. ASHTON*                         Trustee

Harris J. Ashton                          Dated:  October 29, 1996

S. JOSEPH FORTUNATO*                      Trustee
S. Joseph Fortunato                       Dated:  October 29, 1996

DAVID W. GARBELLANO*                      Trustee
David W. Garbellano                       Dated:  October 29, 1996

CHARLES B. JOHNSON*                       Trustee
Charles B. Johnson                        Dated:  October 29, 1996

FRANK W.T. LAHAYE*                        Trustee
Frank W.T. LaHaye                         Dated:  October 29, 1996

GORDON S. MACKLIN*                        Trustee
Gordon S. Macklin                         Dated:  October 29, 1996


*By /s/ Larry L. Greene
    Attorney-in-Fact
    (Pursuant to Power of Attorney previously filed)




                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the undersigned has duly consented to the filing of this Registration Statement of Franklin Templeton Money Fund Trust to be signed by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 29th day of October, 1996.

                                    THE MONEY MARKET PORTFOLIOS

                                    By: CHARLES E. JOHNSON*
                                        Charles E. Johnson, President

Pursuant to the requirements of the Securities Act of 1933, this consent to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

CHARLES E. JOHNSON*                     Trustee and Principal Executive Officer
Charles E. Johnson                      Dated:  October 29, 1996

MARTIN L. FLANAGAN*                     Principal Financial Officer Dated:
Martin L. Flanagan                      October 29, 1996

DIOMEDES LOO-TAM*                       Principal Accounting Officer
Diomedes Loo-Tam                        Dated:  October 29, 1996

FRANK H. ABBOTT III*                    Trustee
Frank H. Abbott III                     Dated:  October 29, 1996

HARRIS J. ASHTON*                       Trustee
Harris J. Ashton                        Dated:  October 29, 1996

S. JOSEPH FORTUNATO*                    Trustee
S. Joseph Fortunato                     Dated:  October 29, 1996

DAVID W. GARBELLANO*                    Trustee
David W. Garbellano                     Dated:  October 29, 1996

CHARLES B. JOHNSON*                     Trustee
Charles B. Johnson                      Dated:  October 29, 1996

RUPERT H. JOHNSON, JR.*                 Trustee
Rupert H. Johnson, Jr.                  Dated:  October 29, 1996

FRANK W.T. LAHAYE*                      Trustee
Frank W.T. LaHaye                       Dated:  October 29, 1996

GORDON S. MACKLIN*                      Trustee
Gordon S. Macklin                       Dated:  October 29, 1996

*By /s/ Larry L. Greene
    Attorney-in-Fact
    (Pursuant to Powers of Attorney filed herewith)




                       FRANKLIN TEMPLETON MONEY FUND TRUST
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX

EXHIBIT NO.       DESCRIPTION                          PAGE NO. IN
                                                       SEQUENTIAL
                                                       NUMBERING
                                                       SYSTEM

EX-99.B1(i)         Certificate of Trust of            *
                    Franklin Templeton Money
                    Fund Trust January 17, 1995

EX-99.B1(ii)        Agreement and Declaration          *
                    of Trust of Franklin
                    Templeton Money Fund Trust
                    January 17, 1995

EX-99.B2(i)         By-Laws                            *

EX-99.B5(i)        Administration Agreement            *
                   between Registrant and
                   Franklin Advisers, Inc.
                   dated May 1, 1995

EX-99.B5(ii)       Amendment to Administration         Attached
                   Agreement between Registrant
                   and Franklin Advisers, Inc.
                   dated August 1, 1995

EX-99.B6(i)        Underwriting Agreement between      *
                   Registrant and Franklin/Templeton
                   Distributors, Inc. dated
                   May 11, 1995

EX-99.B6(ii)       Form of Dealer Agreement            *
                   between Franklin/Templeton
                   Distributors, Inc. and
                   dealers

EX-99.B8(i)        Custodian Agreement between         Attached
                   Registrant and Bank of America
                   NT & SA dated May 1, 1995

EX-99.B8(ii)       Master Custody Agreement between    Attached
                   Registrant and Bank of New York
                   dated February 16, 1996

EX-99.B8(iii)      Terminal Link Agreement between     Attached
                   Registrant and Bank of New York
                   dated February 16, 1996

EX-99.B11(i)       Consent of Independent Auditors     Attached
                   for Franklin Templeton Money Fund
                   Trust and The Money Market
                   Portfolios dated October 28, 1996

EX-99-B13(i)       Letter of Understanding             *
                   dated April 13, 1995

EX-99.B14(i)       Copy of Model Retirement Plan       *

EX-99.B15(i)       Distribution Plan pursuant          *
                   to Rule 12b-1 between
                   Registrant and Franklin
                   Advisers, Inc. dated
                   May 1, 1995

EX-99.B16(i)       Schedule of Computation             *
                   of Performance Quotations

EX-99.B17(i)       Power of Attorney for               *
                   Franklin Templeton Money
                   Fund Trust dated January
                   17, 1995

EX-99.B17(ii)      Power of Attorney for The           Attached
                   Money Market Portfolios
                   dated September 18, 1995

EX-99.B17(iii)     Certificate of Secretary            *
                   for Franklin Templeton
                   Money Fund Trust dated
                   January 17, 1995

EX-99.B17(iv)      Certificate of Secretary            Attached
                   for The Money Market
                   Portfolios dated September
                   18, 1995

EX-27.B(i)         Financial Data Schedule             Attached



*Incorporated by Reference